Business Segment Information - Summary of Long-lived Assets Consisting of Property, Plant and Equipment, Net of Accumulated Depreciation, Attributed to Geographic Regions Based On Their Physical Location (Detail) - USD ($)
$ in Thousands
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation	$ 147,558	$ 80,214	$ 39,985
CANADA [Member]
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation	121,494	64,687	39,086
Portugal [Member]
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation	23,462	15,455
Other Countries [Member]
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation	105	$ 72	$ 899
U.S. [Member]
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation	$ 2,497